Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	34 Months Ended	43 Months Ended	47 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	88 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000255777
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Buffer ETF
C000215105
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector ETF
C000230670
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector Fixed Income ETF
C000236642
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Day Hagan Smart Sector International ETF
C000252108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide High Dividend ETF
C000255876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide US Market ETF
C000223943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Gold Enhanced Yield ETF
C000195439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Nasdaq 7HANDL™ Index ETF
C000215207
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Shares Newfound/ReSolve Robust Momentum ETF
Without Sales Load [Member] | C000215105
Average Annual Return [Line Items]
Average Annual Return, Percent		10.67%				13.68%	10.35%
Without Sales Load [Member] | C000230670
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%		(1.18%)
Without Sales Load [Member] | C000236642
Average Annual Return [Line Items]
Average Annual Return, Percent		9.71%	8.56%
Without Sales Load [Member] | C000252108
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.17%)
Without Sales Load [Member] | C000223943
Average Annual Return [Line Items]
Average Annual Return, Percent		39.59%			6.92%
Without Sales Load [Member] | C000195439
Average Annual Return [Line Items]
Average Annual Return, Percent		10.18%				4.71%			4.53%
Without Sales Load [Member] | C000215207
Average Annual Return [Line Items]
Average Annual Return, Percent		11.85%				8.59%		4.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.10%				15.61%	12.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%		(1.13%)
MSCI ACWI ex USA Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent		12.52%	12.31%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3000 Equal Weight Total Return Index
Average Annual Return, Percent	(9.64%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		8.02%			(0.74%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		8.02%				(0.67%)			1.43%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index
Average Annual Return, Percent		10.20%				8.12%		6.35%
Bloomberg U.S. 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%			(0.51%)
NASDAQ 7 HANDL Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.39%				6.10%			5.97%
Newfound/ReSolve Robust Equity Momentum Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.54%				9.53%		5.30%